Long-term Debt - Schedule of Maturities of Long-term Debt (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Maturities of Long-term Debt [Abstract]
2024	$ 16,863,076
2025	33,952,596
2026	54,058,319
2027	4,012,000
Thereafter	15,231,000
Total	$ 124,116,991	$ 278,987,204